Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Available-for-sale securities
Amortized cost	SFr 2,319		SFr 2,127
Gross unrealized gains, Securities	12		64
Gross unrealized losses, Securities	0		0
Fair value	2,331	SFr 2,146	2,191
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,319		2,032
Gross unrealized gains, Debt securities	12		34
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2,331		2,066
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	2		199
Gross unrealized gains, Debt securities	0		13
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		212
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,228		1,215
Gross unrealized gains, Debt securities	12		21
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	1,240		1,236
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	410		238
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	410		238
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	677		207
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	677		207
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	2		173
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		173
Equity securities
Available-for-sale securities
Amortized cost, Equity securities			95
Gross unrealized gains, Equity securities			30
Gross unrealized losses, Equity securities			0
Fair value, Equity securities			125
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities			95
Gross unrealized gains, Equity securities			30
Gross unrealized losses, Equity securities			0
Fair value, Equity securities			125
Bank
Available-for-sale securities
Amortized cost	2,317		2,125
Gross unrealized gains, Securities	12		64
Gross unrealized losses, Securities	0		0
Fair value	2,329		2,189
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,317		2,030
Gross unrealized gains, Debt securities	12		34
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2,329		2,064
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	0		197
Gross unrealized gains, Debt securities	0		13
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	0		210
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,228		1,215
Gross unrealized gains, Debt securities	12		21
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	1,240		1,236
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	410		238
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	410		238
Bank | Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	677		207
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	677		207
Bank | Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	2		173
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	SFr 2		173
Bank | Equity securities
Available-for-sale securities
Amortized cost, Equity securities			95
Gross unrealized gains, Equity securities			30
Gross unrealized losses, Equity securities			0
Fair value, Equity securities			125
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities			95
Gross unrealized gains, Equity securities			30
Gross unrealized losses, Equity securities			0
Fair value, Equity securities			SFr 125